Cumulative Preferred Stock (Characteristics of the First Preferred Shares) (Details) - $ / shares					12 Months Ended
	Sep. 24, 2021	Apr. 06, 2021	Aug. 15, 2020	Jul. 16, 2020	Dec. 31, 2021
Class of Stock [Line Items]
Redemption Value					$ 25.00
Series A Preferred Stock
Class of Stock [Line Items]
Initial Yield				2.182%	4.40%
Current Annual Dividend			$ 0.5456		$ 0.5456
Earliest Redemption and/or Conversion Option Date					August 15, 2025
Redemption Value					$ 25.00
Preferred Stock, Conversion Basis					Right to Convert on a one for one basis
Conversion of Stock, Type of Stock Converted					Series B
Series A Preferred Stock | Minimum
Class of Stock [Line Items]
Initial Yield					1.84%
Series C Preferred Stock
Class of Stock [Line Items]
Initial Yield					4.10%
Current Annual Dividend			1.1802		$ 1.1802
Earliest Redemption and/or Conversion Option Date					August 15, 2023
Redemption Value					$ 25.00
Preferred Stock, Conversion Basis					Right to Convert on a one for one basis
Conversion of Stock, Type of Stock Converted					Series D
Series C Preferred Stock | Minimum
Class of Stock [Line Items]
Initial Yield					2.65%
Series F Preferred Stock
Class of Stock [Line Items]
Initial Yield					4.202%
Current Annual Dividend			$ 1.0505		$ 1.0505
Earliest Redemption and/or Conversion Option Date					February 15, 2025
Redemption Value					$ 25.00
Preferred Stock, Conversion Basis					Right to Convert on a one for one basis
Conversion of Stock, Type of Stock Converted					Series G
Series F Preferred Stock | Minimum
Class of Stock [Line Items]
Initial Yield					2.63%
Series B Preferred Stock
Class of Stock [Line Items]
Initial Yield				2.021%	2.393%
Earliest Redemption and/or Conversion Option Date					August 15, 2025
Redemption Value					$ 25.00
Preferred Stock, Conversion Basis					Right to Convert on a one for one basis
Conversion of Stock, Type of Stock Converted					Series A
Series B Preferred Stock | Minimum
Class of Stock [Line Items]
Initial Yield					1.84%
Series H Preferred Stock
Class of Stock [Line Items]
Initial Yield					4.90%
Current Annual Dividend					$ 1.2250
Earliest Redemption and/or Conversion Option Date					August 15, 2023
Redemption Value					$ 25.00
Preferred Stock, Conversion Basis					Right to Convert on a one for one basis
Conversion of Stock, Type of Stock Converted					Series I
Series H Preferred Stock | Minimum
Class of Stock [Line Items]
Initial Yield					4.90%
Series J Preferred Stock
Class of Stock [Line Items]
Initial Yield		4.25%			4.25%
Current Annual Dividend					$ 1.0625
Earliest Redemption and/or Conversion Option Date					May 15, 2026
Redemption Value					$ 25.00
Right to Convert on a one for one basis					Series K
Series J Preferred Stock | Minimum
Class of Stock [Line Items]
Initial Yield					4.25%
Series E Preferred Stock
Class of Stock [Line Items]
Initial Yield					4.50%
Current Annual Dividend					$ 1.1250
Redemption Value					25.25
Series E Preferred Stock | After August 15, 2022
Class of Stock [Line Items]
Redemption Value					$ 25.00
Series L Preferred Stock
Class of Stock [Line Items]
Initial Yield	4.60%				4.60%
Current Annual Dividend					$ 1.1500
Earliest Redemption and/or Conversion Option Date					November 15, 2026
Redemption Value					$ 25.00
Series L Preferred Stock | On Or After November 15, 2026 to November 15, 2027
Class of Stock [Line Items]
Redemption Value					26.00
Series L Preferred Stock | After November 15, 2027 To November 15, 2030
Class of Stock [Line Items]
Preferred Stock, Redemption Price, Annual Decrease					0.25
Series L Preferred Stock | After November 15, 2030
Class of Stock [Line Items]
Redemption Value					25.00
Series D Preferred Stock
Class of Stock [Line Items]
Redemption Value					25.00
Series D Preferred Stock | After August 15, 2023
Class of Stock [Line Items]
Redemption Value					25.50
Series G Preferred Stock
Class of Stock [Line Items]
Redemption Value					25
Series G Preferred Stock | After February 15, 2025
Class of Stock [Line Items]
Redemption Value					25.5
Series I Preferred Stock
Class of Stock [Line Items]
Redemption Value					$ 25
Series I Preferred Stock | Minimum
Class of Stock [Line Items]
Initial Yield					2.54%
Series I Preferred Stock | After August 15, 2023
Class of Stock [Line Items]
Redemption Value					$ 25.5